Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703 D: +1 212.389.5080 F: +1 212.389.5099 dodiekent@eversheds-sutherland.com

May 4, 2021

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund D (the “Registrant”); Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File Nos. 333-239742 and 811-08205

Commissioners:

The above-referenced post-effective amendment filed on April 30, 2021 became effective May 1, 2021 pursuant to paragraph (b) of Rule 485 under the Securities Act. The Registrant certifies that:

(1)	The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the amendment, and

(2)	The text of the amendment has been filed electronically.

If you have any questions, please call the undersigned at (212) 389-5080.

Sincerely,

/s/ Dodie C. Kent

Dodie C. Kent

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